Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed (Parenthetical) (Detail)	Jan. 23, 2012 Natural Disasters and Other Casualty Events Passenger		Jan. 23, 2012 Costa Concordia Natural Disasters and Other Casualty Events Passenger	Nov. 30, 2011 Pacific Sun Passenger	Jan. 23, 2012 Pacific Sun Natural Disasters and Other Casualty Events Passenger
Product Information [Line Items]
Passenger Capacity	195,872	[1]	2,978	1,460	1,460

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.